Derivative Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Expected term		3 months 14 days
Risk-free interest rate		4.15%
Stock price at valuation date		$ 0.73
Adjusted stock price at valuation date		$ 7.30
Expected average volatility		95.41%
Total Nodes [Member]
Estimated fair values of the liabilities measured		$ 72
Bottom [Member]
Expected term	2 months 15 days
Risk-free interest rate	4.02%
Stock price at valuation date	$ 0.89
Expected average volatility	97.50%
Top [Member]
Expected term	1 year
Risk-free interest rate	4.30%
Stock price at valuation date	$ 1.20
Expected average volatility	146.50%